BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS SMALL CAP VALUE FUND II
PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
COMMON STOCKS—97.9%
Communication Services—1.3%
Nexstar Media Group, Inc., Class A	19,177	$1,597,636
TripAdvisor, Inc.(a)	126,691	2,442,602
Yelp, Inc.*(a)	134,654	2,927,378
		6,967,616
Consumer Discretionary—11.0%
Beazer Homes USA, Inc.*	124,367	1,221,284
Dave & Buster's Entertainment, Inc.*(a)	85,444	1,127,006
Extended Stay America, Inc.(a)	154,589	1,777,774
Foot Locker, Inc.(a)	150,416	4,166,523
Frontdoor, Inc.*	137,740	6,287,831
Hanesbrands, Inc.(a)	314,956	3,105,466
International Game Technology PLC(a)	275,090	2,319,009
LCI Industries(a)	63,522	6,284,231
Lithia Motors, Inc., Class A(a)	74,265	8,955,616
Movado Group, Inc.*(a)	76,003	798,032
Six Flags Entertainment Corp.*(a)	56,230	1,292,165
Skechers U.S.A., Inc., Class A*	192,151	6,018,169
Standard Motor Products, Inc.*	41,558	1,768,293
Steven Madden Ltd.*	158,178	3,720,347
Tempur Sealy International, Inc.*	48,619	3,171,417
Toll Brothers, Inc.	50,428	1,629,329
TravelCenters of America, Inc.*	44,538	606,608
Wyndham Destinations, Inc.	56,056	1,782,581
ZAGG, Inc.*(a)	291,985	871,575
		56,903,256
Consumer Staples—3.7%
Energizer Holdings, Inc.(a)	199,044	8,734,051
Fresh Del Monte Produce, Inc.	100,850	2,510,157
Nomad Foods Ltd.*	160,382	3,396,891
Spectrum Brands Holdings, Inc.	38,439	1,818,933
Universal Corp.	64,501	2,841,914
		19,301,946
Energy—2.9%
Apergy Corp.*(a)	89,079	807,947
Cactus, Inc., Class A	108,056	2,061,708
Parsley Energy, Inc., Class A	143,199	1,308,839
ProPetro Holding Corp.*	254,255	1,258,562
Viper Energy Partners LP(a)	195,324	2,048,949
World Fuel Services Corp.	285,678	7,279,075
		14,765,080
Financials—30.3%
AllianceBernstein Holding LP	67,799	1,692,941
AMERISAFE, Inc.(a)	46,570	2,858,467
Anworth Mortgage Asset Corp.	670,417	978,809
Ares Commercial Real Estate Corp.	121,457	904,855
Assured Guaranty Ltd.	253,003	6,560,368
Axis Capital Holdings Ltd.	138,316	5,192,383
BankUnited, Inc.	165,266	3,054,116
Blackstone Mortgage Trust, Inc., Class A(a)	210,789	4,972,512
CenterState Banks, Inc.	138,368	2,186,214
Columbia Banking System, Inc.	54,048	1,316,609
Essent Group Ltd.	161,224	5,328,453
Evercore, Inc., Class A	76,478	4,214,703
Federal Agricultural Mortgage Corp., Class C	56,812	3,643,354
First American Financial Corp.	78,329	3,954,831
First Citizens BancShares Inc., Class A	6,879	2,648,415
First Hawaiian, Inc.	323,105	5,573,561
First Horizon National Corp.(a)	204,495	1,912,028
First Merchants Corp.	92,843	2,605,175
FirstCash, Inc.	83,507	5,826,283
Flushing Financial Corp.	67,837	769,272
Global Indemnity Ltd., Class A	67,036	1,626,293
Greenlight Capital Re Ltd., Class A*(a)	175,847	1,273,132
Hanover Insurance Group, Inc., (The)	55,499	5,569,325
Heritage Financial Corp., Class A(a)	87,317	1,659,023
Hope Bancorp, Inc.	139,692	1,326,376
James River Group Holdings Ltd.	105,145	4,065,957
Luther Burbank Corp.(a)	218,948	2,250,785
Merchants Bancorp.(a)	97,095	1,658,383
Mr Cooper Group, Inc.*	183,820	2,049,593
National General Holdings Corp.	333,044	6,760,793
Navient Corp.	710,974	5,289,647
Nelnet, Inc., Class A	58,089	2,863,207
NMI Holdings, Inc., Class A*	295,255	4,536,593
PennyMac Financial Services, Inc.	184,915	6,209,446
PRA Group, Inc.*(a)	93,354	3,185,238
ProAssurance Corp.	85,995	1,186,731
Radian Group, Inc.	175,759	2,791,053
RBB Bancorp	75,634	970,384
Reinsurance Group of America, Inc.	21,032	1,908,654
Silvercrest Asset Management Group, Inc., Class A	271,132	3,055,658
SLM Corp.	1,210,968	9,179,137
State Auto Financial Corp.	56,757	1,131,735
Synovus Financial Corp.	53,198	1,020,870
Two Harbors Investment Corp.	924,751	4,179,874
Umpqua Holdings Corp.	99,209	1,129,990
Velocity Financial, Inc.*(a)	288,671	1,122,930
Walker & Dunlop, Inc.	168,774	6,835,347
Washington Federal, Inc.	72,495	1,874,721
White Mountains Insurance Group Ltd.	4,379	4,009,237
		156,913,461
Health Care—7.6%
Change Healthcare, Inc.*(a)	847,521	10,577,062
Envista Holdings Corp.*(a)	286,170	6,049,634
Hanger, Inc.*	77,001	1,413,738
ICON PLC*	24,107	4,060,824
LHC Group, Inc.*(a)	28,170	4,577,907
R1 RCM, Inc.*	192,852	2,046,160
Syneos Health, Inc.*(a)	166,747	10,169,899
US Physical Therapy, Inc.	6,577	487,619
		39,382,843
Industrials—18.1%
ABM Industries, Inc.(a)	315,524	9,696,053
ACCO Brands Corp.	358,725	2,220,508
AECOM Technology Corp.*	84,665	3,282,462
Aegion Corp.*	136,431	2,047,829
AIR LEASE Corp.(a)	88,404	2,661,845
Alaska Air Group, Inc.*(a)	40,797	1,394,849
ASGN, Inc.*	108,042	6,654,307
BMC Stock Holdings, Inc.*	161,023	4,213,972
CBIZ, Inc.*	135,582	3,070,932
Covanta Holding Corp.	161,955	1,457,595
CRA International, Inc.(a)	94,213	3,805,263
Curtiss-Wright Corp.	46,029	4,616,709
EnerSys	110,655	7,004,462
Ennis, Inc.(a)	54,064	962,339
Foundation Building Materials, Inc.*(a)	126,383	1,683,422
FTI Consulting, Inc.*(a)	45,079	5,430,216
Harsco Corp.*	256,938	2,867,428
HD Supply Holdings, Inc.*	51,357	1,628,531
Heidrick & Struggles International, Inc.	53,023	1,176,050
Hillenbrand, Inc.	79,989	2,058,917
Huron Consulting Group, Inc.*	40,540	1,875,380
IAA, Inc.*	83,608	3,427,928
ICF International, Inc.	70,441	4,619,521
KAR Auction Services, Inc.*	409,269	5,873,010
Landstar System, Inc.(a)	18,666	2,170,109
ManpowerGroup, Inc.(a)	17,600	1,216,864
MasTec, Inc.*(a)	45,574	1,784,222
NN, Inc.	257,198	1,149,675
Viad Corp.*	68,907	1,263,754
WESCO International, Inc.*	70,781	2,357,007
		93,671,159
Information Technology—13.8%
Bel Fuse, Inc., Class B(a)	144,426	1,353,272
Belden, Inc.	132,359	4,505,500
Ciena Corp.*(a)	92,225	5,096,354
Diebold Nixdorf, Inc.*	194,028	929,394
DXC Technology Co.*	204,346	2,903,757
EVERTEC, Inc.	146,574	4,268,235
First Solar, Inc.*(a)	36,084	1,682,236
Insight Enterprises, Inc.*(a)	81,615	4,183,585
MAXIMUS, Inc.	49,389	3,556,996
NCR Corp.*(a)	226,258	4,083,957
PC Connection, Inc.	32,998	1,428,153
Science Applications International Corp.	100,222	8,823,545
SMART Global Holdings, Inc.*(a)	120,694	3,232,185
Sykes Enterprises, Inc.*	176,639	4,815,179
SYNNEX Corp.*	107,784	11,495,164
TTEC Holdings, Inc.	111,829	4,737,076
Ultra Clean Holdings, Inc.*	77,176	1,599,858
Unisys Corp.*(a)	243,128	2,761,934
		71,456,380
Materials—7.9%
Graphic Packaging Holding Co.	1,076,636	15,578,923
Huntsman Corp.	98,131	1,781,078
Ingevity Corp.*	67,103	3,534,315
Minerals Technologies, Inc.	61,284	3,021,914
Orion Engineered Carbons SA*	155,759	1,722,694
PQ Group Holdings, Inc.*(a)	153,670	1,928,558
Schweitzer-Mauduit International, Inc.(a)	151,300	4,598,007
Valvoline, Inc.	489,685	8,985,720
		41,151,209
Real Estate—0.9%
Cousins Properties, Inc.(a)	99,694	3,102,477
Spirit Realty Capital, Inc.(a)	46,042	1,308,974
		4,411,451
Utilities—0.4%
Pure Cycle Corp.*	207,454	2,107,733
TOTAL COMMON STOCKS
(Cost $487,834,614)		507,032,134

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—18.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.33%	96,033,940	96,033,940
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $96,033,940)		96,033,940
SHORT-TERM INVESTMENTS—1.9%
U.S. Bank Money Market Deposit Account, 0.13%(b)	9,586,374	9,586,374
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,586,374)		9,586,374
TOTAL INVESTMENTS—118.3%
(Cost $593,454,928)		612,652,448
LIABILITIES IN EXCESS OF OTHER ASSETS—(18.3)%		(94,619,214)
NET ASSETS—100.0%		$518,033,234

PLC	Public Limited Company
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2020, the market value of securities on loan was $121,322,803.
(b)	the rate shown is as of May 31, 2020.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS SMALL CAP VALUE FUND II
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Small Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3	INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$6,967,616	$6,967,616	$-	$-	$-
Consumer Discretionary	56,903,256	56,903,256	-	-	-
Consumer Staples	19,301,946	19,301,946	-	-	-
Energy	14,765,080	14,765,080	-	-	-
Financials	156,913,461	156,913,461	-	-	-
Health Care	39,382,843	39,382,843	-	-	-
Industrials	93,671,159	93,671,159	-	-	-
Information Technology	71,456,380	71,456,380	-	-	-
Materials	41,151,209	41,151,209	-	-	-
Real Estate	4,411,451	4,411,451	-	-	-
Utilities	2,107,733	2,107,733	-	-	-
Investments Purchased with Proceeds from Securities Lending Collateral	96,033,940	-	-	-	96,033,940
Short-Term Investments	9,586,374	9,586,374	-	-	-
Total Assets	$612,652,448	$516,618,508	$-	$-	$96,033,940

* Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing toexecute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal year, the Fund had no significant level 3 investments or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.